Consolidated Statements of Changes in Equity (USD $)	Total	Total stockholders' equity	Common stock	Additional paid-in capital	Accumulated other comprehensive income (foreign currency translation adjustment)	Statutory surplus reserves	Retained earnings (accumulated deficits)	Non-controlling interests
Balance at Dec. 31, 2009	$ 84,466,442	$ 70,658,195	$ 42,585	$ 42,533,876	$ 4,225,196	$ 9,863,251	$ 13,993,287	$ 13,808,247
Balance (in shares) at Dec. 31, 2009			42,585,261
Increase (Decrease) in Equity
Stock-based compensation	459,901	459,901		459,901
Exercise of stock options (note 15)	409,955	409,955	221	409,734
Exercise of stock options (in shares) (note 15)	220,700		220,700
Issuance of new common stock (note 15)	66,125,000	66,125,000	11,500	66,113,500
Issuance of new common stock (in shares) (note 15)	11,500,000		11,500,000
Share issuance cost	(4,279,694)	(4,279,694)		(4,279,694)
Non-controlling interest of Sinovac Dalian	20,477,416							20,477,416
Purchase additional 25% interest in Sinovac Dalian	(7,562,237)							(7,562,237)
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing and Sinovac Dalian for the years ended 2011 and 2010, respectively		(1,112,527)		(1,112,527)				1,112,527
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	888,979	27,392		27,392				861,587
- Other comprehensive income attributable to stockholders	2,658,638	2,658,638			2,658,638
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(4,094,659)							(4,094,659)
- Net income (loss) attributable to stockholders	(8,507,344)	(8,507,344)					(8,507,344)
Transfer to statutory surplus reserves						1,609,859	(1,609,859)
Dividend distributed to non-controlling interest of Sinovac Beijing	(3,285,902)							(3,285,902)
Balance at Dec. 31, 2010	147,756,495	126,439,516	54,306	104,152,182	6,883,834	11,473,110	3,876,084	21,316,979
Balance (in shares) at Dec. 31, 2010			54,305,961
Increase (Decrease) in Equity
Stock-based compensation	206,301	206,301		206,301
Exercise of stock options (note 15)	748,800	748,800	468	748,332
Exercise of stock options (in shares) (note 15)	468,000		468,000
Subscriptions received (note 14)	3,360	3,360		3,360
Equity adjustment on acquisition of an additional 1.53% and 25% in Sinovac Beijing and Sinovac Dalian for the years ended 2011 and 2010, respectively		256,230		273,171	(16,941)			(256,230)
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	528,560							528,560
- Other comprehensive income attributable to stockholders	3,111,432	3,111,432			3,111,432
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	445,002							445,002
- Net income (loss) attributable to stockholders	(844,696)	(844,696)					(844,696)
Transfer to statutory surplus reserves						335,161	(335,161)
Dividend distributed to non-controlling interest of Sinovac Beijing	(6,657,783)							(6,657,783)
Balance at Dec. 31, 2011	145,297,471	129,920,943	54,774	105,383,346	9,978,325	11,808,271	2,696,227	15,376,528
Balance (in shares) at Dec. 31, 2011	54,773,961		54,773,961
Increase (Decrease) in Equity
Stock-based compensation	347,226	347,226		347,226
Exercise of stock options (note 15)	508,160	508,160	318	507,842
Exercise of stock options (in shares) (note 15)	317,600		317,600
Subscriptions received (note 14)	7,520	7,520		7,520
Other comprehensive income
- Other comprehensive income attributable to non-controlling interests	231,062							231,062
- Other comprehensive income attributable to stockholders	1,792,602	1,792,602			1,792,602
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(3,896,037)							(3,896,037)
- Net income (loss) attributable to stockholders	(14,852,641)	(14,852,641)					(14,852,641)
Balance at Dec. 31, 2012	$ 129,435,363	$ 117,723,810	$ 55,092	$ 106,245,934	$ 11,770,927	$ 11,808,271	$ (12,156,414)	$ 11,711,553
Balance (in shares) at Dec. 31, 2012	55,091,561		55,091,561